Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets	The following is a summary of intangible assets:

	December 31,
	2012	2013
Patent costs	$2,264,441	$2,496,560
Accumulated amortization	(1,826,602)	(2,208,085)

	$437,839	$288,475

Estimated Aggregate Amortization Based On Net Value Of Intangible Assets

Estimated aggregate amortization, based on the net value of intangible assets at December 31, 2013, for each of the next five years is as follows:

Year Ending December 31,
2014	188,616
2015	53,371
2016	24,844
2017	10,578
2018	6,013

$283,422